Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Schedule of Warrants Activity [Line Items]
Warrants Outstanding, Balance	1,631,025		831,260	1,631,025
Common Stock Issuable, Balance	1,631,025		831,260	1,631,025
Weighted Average Exercise Price, Balance (in Dollars per share)	$ 28.21		$ 52.09	$ 28.21
Average Remaining Contractual Life, Balance	3 years 11 months 8 days		4 years 5 months 19 days	3 years 11 months 8 days
Warrants Outstanding, Adjustment			1,039,258
Common Stock Issuable, Adjustment			1,039,258
Weighted Average Exercise Price, Adjustment (in Dollars per share)			$ 0.47
Average Remaining Contractual Life,Adjustment			4 years 4 months 13 days
Warrants Outstanding, Granted				2,044,492
Common Stock Issuable, Granted				2,044,492
Weighted Average Exercise Price, Granted (in Dollars per share)				$ 2.24
Average Remaining Contractual Life, Granted				3 years 4 months 20 days
Warrants Outstanding, Forfeited
Common Stock Issuable, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Average Remaining Contractual Life, Forfeited
Warrants Outstanding, Exercised	(534,326)		(1,839,023)	(534,326)
Common Stock Issuable, Exercised	534,326		(1,839,023)	534,326
Weighted Average Exercise Price, Exercised (in Dollars per share)	$ 0.49		$ 0.47	$ 0.49
Average Remaining Contractual Life, Exercised